INTERESTS IN JOINT OPERATIONS	12 Months Ended
Dec. 31, 2017
INTERESTS IN JOINT OPERATIONS
INTERESTS IN JOINT OPERATIONS

16.  INTERESTS IN JOINT OPERATIONS

ACCOUNTING POLICY

A joint operation is a joint arrangement in which the parties that share joint control have rights to the assets, and obligations for the liabilities, relating to the arrangement.

In relation to the Group’s interests in joint operations, the following are recognised in the financial statements:

•	the Group’s share of the jointly controlled assets, classified according to the nature of the assets;
•	any liabilities that the Group has incurred;
•	the Group’s share of any liabilities incurred jointly with the other ventures in relation to the joint operation;
•	any income from the sale or use of the Group’s share of the output of the joint operation, together with the Group’s share of any expenses incurred by the joint operation; and
•	any expenses that the Group has incurred in respect of its interest in the joint operation.

The Group’s interests in joint operations includes a 50% interest in two joint operations each referred to as the “Notarial Pooling and Sharing Agreements”. The principal activities of the joint operations are to extend the Kroondal mine over the boundary of the properties covering the Kroondal mine and expand the Marikana mine operations through mineral rights contributed by Anglo American Platinum through its subsidiary, RPM.

The Group’s share of the assets, liabilities, revenue and expenses of the joint operations which are included in the consolidated financial statements, are as follows:

Kroondal Mine

Figures in million - SA rand	2017	2016	2015
Loss on foreign exchange differences	(94.4)	(67.8)	-
Profit before tax	175.0	90.8	-
Profit for the year	175.0	90.8	-
Non-current assets	1,284.0	1,296.1	-
Current assets	1,400.5	1,208.1	-
Current liabilities	(283.2)	(288.7)	-
Net assets (50.0%)	2,401.3	2,215.5	-